Members Certificates - Schedule of Capital Contributions (Details) - USD ($)			12 Months Ended
	Jun. 02, 2015	Apr. 22, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Contributed			$ 1,000	$ 1,000
Membership Interest Percentage			100.00%	100.00%
Jonathan F Head [Member]
Capital Contributed	$ 500	$ 400	$ 500	$ 500
Membership Interest Percentage	50.00%	40.00%	50.00%	50.00%
Robert L. Elliott, M.D [Member]
Capital Contributed	$ 500	$ 600	$ 500	$ 500
Membership Interest Percentage	50.00%	60.00%	50.00%	50.00%